REVENUES FROM MINING OPERATIONS AND TRADE RECEIVABLES (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) customer	Dec. 31, 2024 USD ($)
Revenues from mining operations:
Revenue from contracts with customers	$ 11,880,601	$ 8,285,815
Provisional pricing adjustments on concentrate sales	27,250	(62)
Gold	11,718,661	8,170,356
Silver	102,466	79,208
Zinc	9,198	3,937
Copper	50,276	32,314
Total revenues from mining operations	11,907,851	8,285,753
Current Trade Receivable	$ 18,700	$ 7,600
Precious metals revenue (as percentage of total revenue)	99.50%	99.60%
Customers who contribute over 10% revenue
Disclosure of major customers
Number of clients who account for more than 10% of revenue | customer	4
Percentage of total revenue from mining operations	76.30%	73.80%
Revenues from mining operations:
Total revenues from mining operations	$ 9,089,246	$ 6,111,378
Customer 1
Revenues from mining operations:
Total revenues from mining operations	2,663,440	1,718,298
Customer 2
Revenues from mining operations:
Total revenues from mining operations	2,629,654	1,607,542
Customer 3
Revenues from mining operations:
Total revenues from mining operations	1,983,248	1,480,736
Customer 4
Revenues from mining operations:
Total revenues from mining operations	$ 1,812,904	$ 1,304,802